UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                           Form 13F

                    Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number: ______
This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     GuideStone Capital Management
Address:  2401 Cedar Springs Rd
          Dallas, TX 75201

Form 13F File Number:     28 - 10998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Rodric E. Cummins
Title:    Senior Vice President
Phone:    214.720.4752

Signature, Place, and Date of Signing:

/s/ Rodric E. Cummins              Dallas, TX           10-12-12
-------------------------        --------------       -------------
        [Signature]                [City, State]          [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F
File Number     Name

28-11918        American Century Companies, Inc. (on behalf of American Century
                Investment Management, Inc.)
28-10120        AQR Capital Management, LLC
28-05508        Aronson + Johnson + Ortiz, LP
28-04825        Baillie Gifford & Co. (on behalf of Baillie Gifford Overseas
                Limited)
28-1006         Barrow, Hanley, Mewhinney & Strauss, Inc.
28-12019        BlackRock, Inc. (on behalf of BlackRock Financial Management)
28-04295        BlackRock Advisors, LLC (on behalf of BlackRock Institutional)
28-13380        Clifton Group Investment Management Company
28-10449        Columbus Circle Investors
28-10957        Genesis Asset Managers, LLP
28-04981        Goldman Sachs Group, Inc. (on behalf of Goldman Sachs Asset
                Management L.P.)
28-398          Loomis, Sayles & Company, L.P.
28-413          Lord, Abbett & Co LLC
28-06748        Marsico Capital Management, LLC
28-04968        Massachusetts Financial Services Co (on behalf of MFS
                Institutional Advisors, Inc.)
28-03719        McKinley Capital Management, Inc.
28-11450        Mondrian Investment Partners LTD
28-290          Northern Trust Corporation (on behalf of Northern Trust
                Investments, Inc.)
28-2701         Allianz Global Investors of America L.P. (on behalf of PIMCO)
28-04643        Payden & Rygel
28-10372        Philadelphia International Advisors, LP
28-05014        Rainier Investment Management Inc.
28-04760        RREEF America LLC
28-05734        Sands Capital Management, LLC
28-10621        Shenkman Capital Management, Inc.
28-11092        TimesSquare Capital Management, LLC
28-02494        The TCW Group, Inc. (on behalf of TCW Investment Management
                Company)
28-02924        Turner Investment Partners, Inc.
28-1700         Legg Mason, Inc. (on behalf of Western Asset Management Co.)
28-1700         Legg Mason, Inc. (on behalf of Western Asset Limited)